RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accrued expenses	$ 54,676	$ 67,533	$ 75,270
C. Mer Industries Ltd [Member]
Related Party Transaction [Line Items]
Advance payments	344	144
Trade payables	109	125
Accrued expenses	$ 1,761	$ 1,797